Stockholders' Deficit (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares
Stockholders' Deficit (Details) [Line Items]
Preferred stock, share authorized	1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock share outstanding
Preferred stock share issued
Common stock share outstanding	24,304,187
Total share percentage	20.00%	20.00%
Common stock share outstanding
Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, share authorized	200,000,000	200,000,000	200,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of vote	1	1
Common stock share subject to possible redemption outstanding	4,445,813	28,750,000	28,750,000
Common stock share subject to possible redemption issued	4,445,813	28,750,000	28,750,000
Common stock, share issued
Common stock share outstanding
Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, share authorized	20,000,000	20,000,000	20,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of vote	1	1
Common stock share outstanding		7,187,500	7,187,500
Common stock, share issued		7,187,500	7,187,500	5
Common stock, share issued	7,187,500	7,187,500	7,187,500
Common stock share outstanding	7,187,500	7,187,500	7,187,500